Goodwill and Intangible Assets (Goodwill acquired in business combination by reportable segment) (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill	$ 264,826	$ 264,826
Goodwill impairment loss	376,483
TES
Goodwill [Roll Forward]
Goodwill	92,926
Goodwill impairment loss	132,408
LTL
Goodwill [Roll Forward]
Goodwill	0
Goodwill impairment loss	197,312
Ascent
Goodwill [Roll Forward]
Goodwill	171,900
Goodwill impairment loss	$ 46,763